Operating Segments_Information on geographical areas (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic customers
Disclosure of geographical areas [Line Items]
Revenue	₩ 22,279,666	₩ 22,265,508	₩ 18,974,359
Non-current assets	3,550,764	3,498,327
Foreign customers
Disclosure of geographical areas [Line Items]
Revenue	1,120,257	1,016,788	₩ 1,113,556
Non-current assets	₩ 233,732	₩ 240,946